Accounts receivable and others (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
MajorPropertiesClassLineItems [Line Items]
Current		R$ 78,557	R$ 44,303
Non-current		55,423	22,692
Araucaria I [Member]
MajorPropertiesClassLineItems [Line Items]
Beginning balance			1,930
Sale amount	[1]
Receipts			(1,950)
Restatement of nominal value			(23)
Unwind of present value adjustment			43
Ending balance
Araucaria II [Member]
MajorPropertiesClassLineItems [Line Items]
Beginning balance		4,403	14,411
Sale amount	[1]
Receipts		(4,994)	(8,188)
Restatement of nominal value		142	(4,733)
Unwind of present value adjustment		449	2,913
Ending balance			4,403
Araucaria III [Member]
MajorPropertiesClassLineItems [Line Items]
Beginning balance		8,789
Sale amount	[1]		12,451
Receipts		(2,493)	(2,124)
Restatement of nominal value		1,542	412
Unwind of present value adjustment		689	(1,950)
Ending balance		8,527	8,789
Araucaria IV [Member]
MajorPropertiesClassLineItems [Line Items]
Beginning balance		10,995
Sale amount	[1]		16,987
Receipts		(4,250)	(3,009)
Restatement of nominal value		1,510	273
Unwind of present value adjustment		762	(3,256)
Ending balance		9,017	10,995
Araucaria V [Member]
MajorPropertiesClassLineItems [Line Items]
Beginning balance
Sale amount	[1]	52,405
Receipts		(5,267)
Restatement of nominal value		6,632
Unwind of present value adjustment		(3,176)
Ending balance		50,594
Jatoba I [Member]
MajorPropertiesClassLineItems [Line Items]
Beginning balance		7,541
Sale amount	[1]		10,145
Receipts		(877)	(878)
Restatement of nominal value		2,187
Unwind of present value adjustment		(194)	(1,726)
Ending balance		8,657	7,541
Consolidated [Member]
MajorPropertiesClassLineItems [Line Items]
Beginning balance		31,728	16,341
Sale amount	[1]	52,405	39,583
Receipts		(17,881)	(16,149)
Restatement of nominal value		12,013	(4,071)
Unwind of present value adjustment		(1,470)	(3,976)
Ending balance		76,795	R$ 31,728
Current		21,372
Non-current		R$ 55,423

[1]	Information on sales and the amounts received in the fiscal year ended June 30, 2018 is presented in Notes 1.2 and 19.b